Borrowings - Schedule of Borrowed Funds (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Balance	$ 1,183,472	$ 1,080,600
Weighted Average Interest Rate	4.19%	4.44%
FHLB advances
Debt Instrument [Line Items]
Balance	$ 1,176,415	$ 1,073,564
Weighted Average Interest Rate	4.17%	4.42%
Junior subordinated debentures
Debt Instrument [Line Items]
Balance	$ 7,057	$ 7,036
Weighted Average Interest Rate	6.92%	7.56%